Inventories	12 Months Ended
Mar. 31, 2022
Disclosure Of Inventories [Abstract]
Disclosure of inventories [text block]

12.	Inventories

	March 31, 202 2	March 31, 2021
Trade inventories	2,407,203	1,414,738
	2,407,203	1,414,738
The inventories amounting to
₹ 2,407,203
(March 31, 20
21
: ₹
1,414,738
) are secured in connection with bank borrowings and overdraft.